Cash Distributions and Earnings per Unit (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Description of the distribution amount per unit for all classes of units

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.

Potential common units	0	0	0
Options [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Number of units outstanding	0	0	0
Phantom Units [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Number of units outstanding	0	0	0
First Target Distribution [Member] | Limited Partner [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Percentage allocations of the additional available cash	98.00%
First Target Distribution [Member] | Total Quarterly Distribution Target Amount [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distribution Per Unit	$ 6.0375
First Target Distribution [Member] | General Partner [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Percentage allocations of the additional available cash	2.00%